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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MAY 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                  Approx Asset
Date           Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

05-01    GF     6700    13.3657      17.24            Weeden & Co.
05-02   " "     4500    13.3472      17.86              " "
05-03   " "     7700    13.1550      17.73              " "
05-04   " "     7500    13.0417      17.83              " "
05-05   " "     5600    13.2400      18.01              " "
05-08   " "     5400    13.3125      17.93              " "
05-09   " "     8200    13.1928      17.58              " "
05-10   " "     7600    13.0444      17.09              " "
05-11   " "     7800    13.3061      16.98              " "
05-12   " "     6700    13.3638      17.19              " "
05-15   " "     8100    13.2593      17.12              " "
05-16   " "     5400    13.5359      17.36              " "
05-17   " "     4300    12.9724      16.99              " "
05-18   " "     5900    12.9597      16.92              " "
05-19   " "     5300    12.7311      16.25              " "
05-22   " "     4300    12.6497      15.82              " "
05-23   " "     8000    12.6484      15.73              " "
05-24   " "     7200    12.5694      15.39              " "
05-25   " "     8200    12.6875      15.60              " "
05-26   " "     4600    12.6549      15.73              " "
05-30   " "     3800    13.1283      16.82              " "
05-31   " "     8100    13.1219      16.97              " "


The New Germany Fund, Inc.
    (Name of Registrant)

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By Isabella Chan - Fund Administrator
Date of Statement          06/06/00